Label	Element	Value
Class K | BlackRock LifePath ESG Index 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock LifePath® ESG Index 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of BlackRock LifePath® ESG Index 2025 Fund (“LifePath ESG Index 2025 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes. Additionally, the Fund’s asset allocation will become more conservative over time.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of LifePath ESG Index 2025 Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
LifePath ESG Index 2025 Fund allocates and reallocates its assets among a combination of equity and bond index funds, including those that seek to maximize exposure to companies with higher environmental, social and governance (“ESG”) ratings as measured by MSCI, Inc., and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.
The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the Fund intends to invest primarily in affiliated open‑end index funds and affiliated exchange-traded funds (“ETFs”).
A majority of the Fund’s assets will be invested in Underlying Funds that seek to track an index composed of companies that have positive ESG characteristics, as determined by the index provider, while exhibiting risk and return characteristics similar to its parent index (“Underlying iShares ESG Funds”). The index provider constructs the underlying indexes that the Underlying iShares ESG Funds seek to track by first screening out companies involved in certain business, such as tobacco, controversial weapons and firearms, and then rating companies based on relative exposure to sector-specific key issues across environmental, social and governance factors to optimize positive ESG exposure within each sector, while maintaining target tracking error to the parent index. While the index provider considers environmental, social and governance factors, companies included in the underlying index may exhibit positive characteristics in only one or two of these categories. The Fund, indirectly through its investments in certain Underlying Funds (other than the Underlying iShares ESG Funds), may have exposure to investments that generally would be screened out based on certain ESG standards. With respect to the selection of the Underlying iShares ESG Funds, BFA considers the risk and return characteristics of such funds against other funds that seek to track an index of securities within the same asset class, including other ESG‑oriented indexes.
Under normal circumstances, the Fund will invest, indirectly through investments in the Underlying Funds, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath ESG Index 2025 Fund Custom Benchmark. The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Each Underlying Fund seeks to track the investment results of a particular index, which comprises a portion of the LifePath ESG Index 2025 Fund Custom Benchmark. The Fund seeks to allocate assets to each Underlying Fund to obtain exposure that approximates the weighting of the corresponding index within the LifePath ESG Index 2025 Fund Custom Benchmark. As of January 31, 2024, the Fund held approximately 40% of its assets in Underlying Funds designed to track particular equity indexes, approximately 53% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in cash and Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Under normal circumstances, the asset allocation will change over time according to a predetermined “glidepath” as the Fund approaches its target date. The glidepath represents the shifting of asset classes over time. The glidepath allocations become more conservative as time elapses and reaches its most conservative allocation at retirement.
LifePath ESG Index 2025 Fund is one of a group of funds referred to as the “LifePath ESG Index Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glidepath — the target allocation among asset classes as the LifePath ESG Index Funds approach their target dates:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	96%	4%
25	89%	11%
20	79%	21%
15	68%	32%
10	56%	44%
5	43%	57%
0	40%	60%
The asset allocation targets are established by the portfolio managers and the lifecycle investment team. The investment team meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glidepath are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glidepath and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as index construction methodology, fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income or money market funds and a brief description of their investment objectives and primary investment strategies, including ESG criteria applicable to the Underlying iShares ESG Funds.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors, including ESG characteristics. The allocation to Underlying
Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality, geographic location (including U.S. and foreign-issued securities), or other factors, including ESG characteristics. The Fund does not invest in Underlying Funds that principally invest in non-investment grade bonds (commonly called “high yield” or “junk” bonds). The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how the performance of the Fund has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The average annual total returns table compares the performance of LifePath ESG Index 2025 Fund to that of the MSCI USA Extended ESG Focus Index and the LifePath ESG Index 2025 Fund Custom Benchmark. The LifePath ESG Index 2025 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which LifePath ESG Index 2025 Fund invests according to their weightings as of the most recent quarter‑end. The weightings of the indexes in the LifePath ESG Index 2025 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of LifePath ESG Index 2025 Fund’s asset allocation strategy. The returns of the LifePath ESG Index 2025 Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect LifePath ESG Index 2025 Fund’s asset allocation strategy but rather reflect the LifePath ESG Index 2025 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. To the extent that dividends and distributions have been paid by LifePath ESG Index 2025 Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How LifePath ESG Index 2025 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath ESG Index 2025 Fund expenses during these periods, LifePath ESG Index 2025 Fund’s returns would have been lower. Updated information on LifePath ESG Index 2025 Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882‑0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the performance of the Fund has varied for the periods since inception and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total returns table compares the performance of LifePath ESG Index 2025 Fund to that of the MSCI USA Extended ESG Focus Index and the LifePath ESG Index 2025 Fund Custom Benchmark. The LifePath ESG Index 2025 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which LifePath ESG Index 2025 Fund invests according to their weightings as of the most recent quarter‑end.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882‑0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath ESG Index 2025 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath ESG Index 2025 Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 8.76% (quarter ended December 31, 2023) and the lowest return for a quarter was –10.07% (quarter ended June 30, 2022).
Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/23 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | BlackRock LifePath ESG Index 2025 Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Class K | BlackRock LifePath ESG Index 2025 Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class K | BlackRock LifePath ESG Index 2025 Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Class K | BlackRock LifePath ESG Index 2025 Fund | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk— When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Class K | BlackRock LifePath ESG Index 2025 Fund | Investments in Underlying Funds Risk [Member]
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Investments in Underlying Funds Risk — Because the Fund invests substantially all of its assets in Underlying Funds, its investment performance is related to the performance of the Underlying Funds. The Fund’s net asset value will change with changes in the value of the Underlying Funds and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

Class K | BlackRock LifePath ESG Index 2025 Fund | Allocation Risk [Member]
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Allocation Risk — The Fund’s ability to achieve its investment objective depends upon the Fund’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of Underlying Funds determined by BFA could result in underperformance as compared to funds with similar investment objectives and strategies.

Class K | BlackRock LifePath ESG Index 2025 Fund | Retirement Income Risk [Member]
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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund’s name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Class K | BlackRock LifePath ESG Index 2025 Fund | Risk of ESG Investing [Member]
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Risk of ESG Investing — The Fund intends to invest a portion of its assets in Underlying Funds that seek to maximize exposure to companies with higher ESG ratings. This may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The index provider for an Underlying Fund’s underlying index seeks to identify companies that it believes may have higher ESG ratings, but investors may differ in their views of ESG characteristics. Additionally, certain Underlying Funds may not screen out investments based on certain ESG standards. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Class K | BlackRock LifePath ESG Index 2025 Fund | Affiliated Fund Risk [Member]
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Affiliated Fund Risk — In managing the Fund, BFA will have authority to select and substitute underlying funds and ETFs. BFA may be subject to potential conflicts of interest in selecting underlying funds and ETFs because the fees paid to BFA by some underlying funds and ETFs are higher than the fees paid by other underlying funds and ETFs. However, BFA is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds and ETFs. If an underlying fund or ETF holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund or ETF.

Class K | BlackRock LifePath ESG Index 2025 Fund | Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Class K | BlackRock LifePath ESG Index 2025 Fund | Asset Class Risk [Member]
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Asset Class Risk — Securities and other assets or financial instruments in an underlying index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Class K | BlackRock LifePath ESG Index 2025 Fund | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. An ETF has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to an ETF and no other authorized participant is able to step forward to create or redeem creation units, ETF shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting.

Class K | BlackRock LifePath ESG Index 2025 Fund | Calculation Methodology Risk [Member]
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Calculation Methodology Risk — An ETF’s index provider relies on various sources of information to assess the criteria of securities included in the underlying index (or its parent index), including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that an ETF’s index provider’s calculation methodology or sources of information will provide an accurate assessment of included components.

Class K | BlackRock LifePath ESG Index 2025 Fund | Commodities Related Investments Risk [Member]
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Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Class K | BlackRock LifePath ESG Index 2025 Fund | Concentration Risk [Member]
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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Class K | BlackRock LifePath ESG Index 2025 Fund | Depositary Receipts Risk [Member]
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Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

Class K | BlackRock LifePath ESG Index 2025 Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
∎	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Class K | BlackRock LifePath ESG Index 2025 Fund | Emerging Markets Risk [Member]
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Class K | BlackRock LifePath ESG Index 2025 Fund | Foreign Securities Risk [Member]
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∎	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

∎	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

∎
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

∎
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

∎	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
∎
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

∎
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Class K | BlackRock LifePath ESG Index 2025 Fund | Geographic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Geographic Risk — Some of the companies in which the Fund invests are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, tornadoes, volcanic eruptions, droughts, floods, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas or business operations of companies in these geographic areas, causing an adverse impact on the value of the Fund.

Class K | BlackRock LifePath ESG Index 2025 Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Class K | BlackRock LifePath ESG Index 2025 Fund | Index Related Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Index-Related Risk — There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its underlying index or that the Underlying Fund will achieve its investment objective. Market disruptions or high volatility, other unusual market circumstances and regulatory restrictions could have an adverse effect on an Underlying Fund’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of an underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on an Underlying Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the index provider or a third-party data provider and could cause the index provider to postpone a scheduled rebalance. This could cause an underlying index to vary from its normal or expected composition.

An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Underlying Index as closely as possible, it will tend to underperform the Underlying Index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Class K | BlackRock LifePath ESG Index 2025 Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Class K | BlackRock LifePath ESG Index 2025 Fund | Large Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Large Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Class K | BlackRock LifePath ESG Index 2025 Fund | Large Shareholder and Large Scale Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund’s net asset value and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. In addition, large redemptions can result in a Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, each Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

Class K | BlackRock LifePath ESG Index 2025 Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Management Risk — As an Underlying Fund may not fully replicate its underlying index, it is subject to the risk that the Underlying Fund’s investment manager’s investment management strategy may not produce the intended results.

Class K | BlackRock LifePath ESG Index 2025 Fund | National Closed Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
National Closed Market Trading Risk — To the extent that the underlying securities or other instruments held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the ETF’s net asset value that may be greater than those experienced by other ETFs.

Class K | BlackRock LifePath ESG Index 2025 Fund | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Class K | BlackRock LifePath ESG Index 2025 Fund | Real Estate Related Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, changes in rent schedules, tenant bankruptcies, the ability to re‑lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities. In addition, certain issuers of real estate-related securities may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in ownership and operation of established properties. Real estate securities may have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

Class K | BlackRock LifePath ESG Index 2025 Fund | REIT Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Class K | BlackRock LifePath ESG Index 2025 Fund | Representative Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. A passively managed ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath ESG Index 2025 Fund | Shares of an ETF May Trade at Prices Other Than Net Asset Value [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed‑end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses. The use of cash creations and redemptions may also cause the ETFs’ shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the ETFs’ net asset value.

Class K | BlackRock LifePath ESG Index 2025 Fund | Small and Mid Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Small and Mid‑Capitalization Company Risk — Companies with small or mid‑size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Class K | BlackRock LifePath ESG Index 2025 Fund | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Tracking Error Risk — An Underlying Fund may be subject to tracking error, which is the divergence of an Underlying Fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in an Underlying Fund’s portfolio and those included in its underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and an Underlying Fund’s valuation of a security at the time of calculation of an Underlying Fund’s net asset value), differences in transaction costs incurred by an Underlying Index, an Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to an underlying index or the cost to an Underlying Fund of complying with various new or existing regulatory requirements, among other reasons. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because an Underlying Fund incurs fees and expenses, while its underlying index does not.

Class K | BlackRock LifePath ESG Index 2025 Fund | Treasury Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Class K | BlackRock LifePath ESG Index 2025 Fund | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Class K | BlackRock LifePath ESG Index 2025 Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Class K | BlackRock LifePath ESG Index 2025 Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.83%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	181
10 Years	rr_ExpenseExampleYear10	$ 428
2021	rr_AnnualReturn2021	9.48%
2022	rr_AnnualReturn2022	(15.75%)
2023	rr_AnnualReturn2023	12.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.07%)
1 Year	rr_AverageAnnualReturnYear01	12.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2020
Class K | BlackRock LifePath ESG Index 2025 Fund | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2020
Class K | BlackRock LifePath ESG Index 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2020
Class K | BlackRock LifePath ESG Index 2025 Fund | LifePath ESG Index 2025 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Class K | BlackRock LifePath ESG Index 2025 Fund | MSCI USA Extended ESG Focus Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 139, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2034. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to June 30, 2034 without the consent of the Board of Trustees of the Trust.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.